Acquisition	12 Months Ended
Dec. 31, 2024
Acquisition
Acquisition

5. Acquisition

In July 2021, Beijing CHJ, a wholly owned subsidiary of the Group, and Suzhou Huichuan United Power System Co., LTD (“Suzhou Huichuan”), an independent third party, signed a shareholders’ agreement to establish Changzhou Huixiang, which engaged in producing auto parts for NEVs.

The registered capital of Changzhou Huixiang was RMB150,000, and Beijing CHJ will contribute RMB73,500 to acquire a 49% ownership share.

In September 2022, Beijing CHJ and Suzhou Huichuan entered into another agreement regarding the investment in Changzhou Huixiang. Both parties agreed that Beijing CHJ would contribute RMB87,040 to acquire 87.34% shares, with Suzhou Huichuan making no further capital contribution. Upon the completion of the transaction, the Goup has voting interest control over Changzhou Huixiang and consolidates the entity in the Group’s consolidated financial statements. The impact of the acquisition to the Group’s financial results and position was immaterial.